STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		30 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Statements Of Operations
REVENUES		$ 22,000	$ 22,000
OPERATING EXPENSES
Consulting fees	84,419	469,503	553,922
General and administrative	86,093	42,796	129,509
Professional fees	68,338	18,518	86,856
Management fees	165,304	20,472	185,776
Bad debt expense		2,125	2,125
Total Operating Expenses	404,154	553,414	958,188
OPRATING LOSS	(404,154)	(531,414)	(936,188)
Other Expense
Interest expense	(43,155)		(43,155)
Total Other Expense	(43,155)		(43,155)
NET LOSS	$ (447,309)	$ (531,414)	$ (979,343)
PER SHARE DATA
Loss per common share - basic and diluted	$ (0.10)	$ (0.12)
Weighted average number of common shares outstanding-basic	4,510,000	4,510,000